EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Details of PVRS and SARS Granted Under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2008	5,396,887	3,837,937	112.73	14.09
Granted during the year	2,616,171	1,311,271	108.90	12.09
Exercised and released	(73,954)	—	—	—
Forfeited	(880,240)	(539,582)	121.07	13.44
Conditions for vesting not met	(226,900)	—	—	—

Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27

GF Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2011.

	Outstanding options
	Price range		Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	3,400	2.95	69.48	8.55
	85.00 – 109.99	10.46 – 13.52	3,000,076	3.50	99.82	12.28
	110.00 – 134.99	13.53 – 16.60	1,991,517	4.28	120.20	14.79
	135.00 – 159.99	16.61 – 19.68	35,150	6.01	136.29	16.76

Total			5,030,143	3.83	107.91	13.27

Options Granted Under GF Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at July 1, 2008	4,212,219	78.38	9.80
Exercised and released	(1,367,882)	69.69	7.73
Forfeited	(539,916)	105.39	11.70

Outstanding at July 1, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at July 1, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at January 1, 2011	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04

Directors Affected by GF Management Scheme Modification

The following directors were affected by the modification:

	Fiscal year ended December 31, 2011			Six months to December 31, 2010
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	—	—	—	191,500	75.44	0.80
Paul Schmidt	—	—	—	15,934	74.75	0.64

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.50
Rupert L. Pennant-Rea	—	—	—	20,000	78.49	0.50
Chris I. von Christierson	—	—	—	10,000	88.38	0.50

	Fiscal year ended June 30, 2010			Fiscal year ended June 30, 2009
	Number of options	Weighted average price (Rand)	Contractual life extended by (years)	Number of options	Weighted average price (Rand)	Contractual life extended by (years)
Executive directors
Nicholas J. Holland	13,334	46.23	0.87	172,499	76.59	0.38
Terence P. Goodlace	—	—	—	3,167	154.65	0.01

Non-Executive directors
Kofi Ansah	—	—	—	6,700	68.59	0.39
Rupert L. Pennant-Rea	5,000	110.03	0.71	25,000	84.79	0.39
Chris I. von Christierson	10,000	110.03	0.71	20,000	99.21	0.39
Alan J. Wright	10,000	110.03	0.71	55,000	68.41	0.39

GF Non-Executive Director Share Plan Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2011:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 – 84.99	7.38 – 10.45	260,926	0.24	67.54	8.31
	85.00 –109.99	10.46 – 13.52	28,499	0.34	90.67	11.15
	110.00 –134.99	13.53 –16.60	14,000	1.03	111.66	13.73
	135.00 –159.99	16.61 – 19.68	7,800	1.16	140.66	17.30

Total			311,225	0.31	73.48	9.04

Restricted Shares Granted

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2008	80,600
Granted during the year	52,600
Exercised and released	(33,000)
Forfeited	—

Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)
Forfeited	—

Outstanding at June 30, 2010	135,878
Granted during the period	—
Exercised and released	(37,000)
Forfeited	—

Outstanding at December 31, 2010	98,878

Granted during the period	—
Exercised and released	(56,978)
Forfeited	—

Outstanding at December 31, 2011	41,900

Assumptions used to Value Options

The Group uses the Black Scholes Model to value the SARS. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average exercise price—Rand	119.17	93.89	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	46.4%	50.2%	52.0%	51.7%
Expected term (years)	5.90	3.0 – 4.2	3.0 – 4.2	3.0 – 4.2
Long-term expected dividend yield	1.70%	1.00%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	6.90%	7.90%	6.90%
Weighted average fair value—Rand	51.66	55.06	43.82	45.90

The Group uses the Monte-Carlo Simulation to value the PVRS. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Years Ended June 30,
	2011	2010	2010	2009
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.1%	50.1%	50.4%	67.8%
Expected term (years)	3.0	3.0	3.0	3.0
Historical dividend yield	1.70%	1.90%	1.40%	2.30%
Weighted average risk free interest rate (based on U.S. interest rate)	0.20%	0.20%	0.20%	0.60%
Weighted average fair value—Rand	206.27	191.38	155.78	209.40

Non-Executive
Details of GF Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2008	146,700	83.81	10.48
Granted during the year	—	—	—
Exercised and released	(25,000)	43.70	4.85
Forfeited	(40,000)	99.21	11.01

Outstanding as of June 30, 2009	81,700	88.54	10.99
Granted during the year	—	—	—
Exercised and released	—	—	—
Forfeited	—	—	—

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76

Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011	—	—	—